State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

November 25, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Statutory Prospectus for the Smead Funds Trust dated November 21, 2014, does not differ from that contained in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on November 21, 2014 (Accession # 0001193125-14-421385).

If you have any questions, please contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President and Senior Counsel